AB Impact Municipal Income Shares

Portfolio of Investments

July 31, 2020 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 86.7%
Long-Term Municipal Bonds – 86.1%
American Samoa – 0.4%
American Samoa Economic Development Authority (Territory of American Samoa) 6.00%, 09/01/2023(a)
	$1,210	$1,284,125

Arizona – 0.6%
Maricopa County Industrial Development Authority (Arizona Autism Charter Schools Obligated Group) 5.00%, 07/01/2040-07/01/2054(a)	1,815	1,896,814

California – 9.9%
Alameda Corridor Transportation Authority Series 2016A 5.00%, 10/01/2022	725	785,871
Series 2016B 5.00%, 10/01/2035-10/01/2036	2,095	2,442,083
California Educational Facilities Authority (Mount St. Mary’s University, Inc.) Series 2018A 5.00%, 10/01/2036-10/01/2046	3,155	3,770,220
California Municipal Finance Authority (Healthright 360) Series 2019A 5.00%, 11/01/2039-11/01/2049(a)	5,275	5,694,762
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2037-06/01/2054(a)	850	912,090
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2051(a)	250	260,355
California School Finance Authority (Ednovate Obligated Group) Series 2018 5.00%, 06/01/2048-06/01/2056(a)	2,085	2,186,965
California School Finance Authority (Equitas Academy Obligated Group) Series 2018A 5.00%, 06/01/2048(a)	3,750	3,962,662
California School Finance Authority (Fenton Charter Public Schools) Series 2020A 5.00%, 07/01/2040-07/01/2050(a)	1,125	1,191,646
California School Finance Authority (Green DOT Public Schools Obligated Group) Series 2018 5.00%, 08/01/2038(a)	1,000	1,162,780
California Statewide Communities Development Authority (Loma Linda University Medical Center) 5.25%, 12/01/2048(a)	500	549,810

	Principal Amount (000)	U.S. $ Value
Series 2016A 5.00%, 12/01/2041(a)	$2,190	$2,412,679
Series 2018A 5.25%, 12/01/2043(a)	2,640	2,923,325
5.50%, 12/01/2058(a)	660	734,237
Coalinga-Huron Joint Unified School District BAM Series 2018B 5.00%, 08/01/2048	500	603,205
Golden Empire Schools Financing Authority (Kern High School District) Series 2018 5.00%, 05/01/2021	1,195	1,235,020
Port of Los Angeles Series 2014A 5.00%, 08/01/2021	355	369,445

		31,197,155

Colorado – 0.9%
Denver Health & Hospital Authority Series 2019A 4.00%, 12/01/2038-12/01/2040	2,770	3,000,080

Connecticut – 1.4%
City of Bridgeport CT Series 2017A 5.00%, 11/01/2025	525	615,200
BAM Series 2018C 5.00%, 07/15/2036-07/15/2038	1,620	1,979,554
BAM Series 2019A 5.00%, 02/01/2035	1,500	1,855,125

		4,449,879

District of Columbia – 1.2%
District of Columbia (KIPP DC Obligated Group) Series 2017A 5.00%, 07/01/2042	785	900,018
Series 2017B 5.00%, 07/01/2037	625	725,994
District of Columbia (KIPP DC) 4.00%, 07/01/2039	1,000	1,078,270
District of Columbia Water & Sewer Authority Series 2016A 5.00%, 10/01/2035	820	1,003,573

		3,707,855

Florida – 1.4%
School District of Broward County/FL (Broward County School Board/FL COP) Series 2017B 5.00%, 07/01/2032	500	622,435
Series 2019B 5.00%, 07/01/2029	2,750	3,651,230

		4,273,665

	Principal Amount (000)	U.S. $ Value

Georgia – 0.1%
Atlanta Development Authority The (Atlanta Development Authority Lease) Series 2017 2.061%, 12/01/2021	$230	$232,286

Illinois – 4.0%
Chicago Transit Authority (Chicago Transit Authority Sales Tax) 5.00%, 12/01/2051	5,085	5,699,166
Series 2014 5.25%, 12/01/2049	5,000	5,474,700
Cook County Community College District No. 508 Series 2013 5.25%, 12/01/2043	605	617,729
BAM Series 2017 5.00%, 12/01/2047	620	731,191

		12,522,786

Kansas – 0.2%
Seward County Unified School District No. 480 Liberal Series 2017B 5.00%, 09/01/2028	555	675,807

Maryland – 0.4%
Maryland Economic Development Corp. (Bowie State University) 4.00%, 07/01/2050	1,200	1,198,920

Massachusetts – 5.9%
Massachusetts Development Finance Agency (Boston Medical Center Corp. Obligated Group) Series 2015D 5.00%, 07/01/2044	7,165	7,986,897
Series 2016E 5.00%, 07/01/2037	765	866,340
Series 2017F 5.00%, 07/01/2030	1,475	1,731,414
Massachusetts Development Finance Agency (Wellforce Obligated Group) AGM Series 2019A 5.00%, 07/01/2036-07/01/2044	4,895	5,750,280
AGM Series 2020C 4.00%, 10/01/2045	1,090	1,242,753
Massachusetts Development Finance Agency (WGBH Educational Foundation) Series 2017A 4.00%, 01/01/2032	825	987,121

		18,564,805

Michigan – 12.8%
Center Line Public Schools Series 2018 5.00%, 05/01/2038	895	1,119,385
City of Detroit MI 5.00%, 04/01/2026-04/01/2037	6,090	6,372,227

	Principal Amount (000)	U.S. $ Value
Detroit City School District Series 2020A 5.00%, 05/01/2036-05/01/2040	$4,940	$6,303,597
Downriver Utility Wastewater Authority AGM Series 2018 5.00%, 04/01/2043	1,515	1,847,315
Ferris State University Series 2019A 5.00%, 10/01/2024-10/01/2026	6,185	7,367,917
Flint Hospital Building Authority (Hurley Medical Center) 4.00%, 07/01/2041	3,500	3,697,715
5.00%, 07/01/2031	2,405	3,003,316
Flint Public Library AGM 3.00%, 05/01/2029-05/01/2030	2,260	2,611,551
Grand Rapids Public Schools AGM 5.00%, 11/01/2040	1,800	2,306,088
AGM Series 2017 5.00%, 05/01/2027	200	256,850
Great Lakes Water Authority Water Supply System Revenue Series 2016B 5.00%, 07/01/2046	1,225	1,450,743
Series 2016C 5.00%, 07/01/2026	695	856,455
Series 2020B 5.00%, 07/01/2045-07/01/2049	2,650	3,379,293

		40,572,452

Minnesota – 0.3%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Metro Deaf School) Series 2018A 5.00%, 06/15/2048(a)	1,000	1,028,790

Missouri – 0.1%
St. Louis Community College District Series 2017 4.00%, 04/01/2035	200	232,958

Montana – 0.8%
City of Missoula MT Water System Revenue Series 2019A 4.00%, 07/01/2037-07/01/2044	2,180	2,558,681

New Hampshire – 1.6%
New Hampshire Business Finance Authority (United States Department of Veterans Affairs Local Lease) 2.872%, 07/01/2035	5,000	5,205,850

New Jersey – 7.0%
New Jersey Economic Development Authority (Foundation Academy Charter School A NJ Nonprofit Corp.) Series 2018A 5.00%, 07/01/2050	1,000	1,099,740

	Principal Amount (000)	U.S. $ Value
New Jersey Economic Development Authority (New Jersey Transit Corp. State Lease) 4.00%, 11/01/2044	$5,500	$5,926,140
5.00%, 11/01/2044	6,925	8,043,041
New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.) Series 2017 5.00%, 07/15/2047	1,170	1,288,848
New Jersey Economic Development Authority (Seeing Eye, Inc. (The)) Series 2015 5.00%, 03/01/2025	3,205	3,739,562
New Jersey Economic Development Authority (State of New Jersey Division of Property Management & Construction Lease) Series 2018C 5.00%, 06/15/2027-06/15/2042	1,645	1,905,004

		22,002,335

New York – 8.4%
Build NYC Resource Corp. (Children’s Aid Society (The)) 4.00%, 07/01/2044-07/01/2049	1,150	1,312,270
Build NYC Resource Corp. (Inwood Academy for Leadership Charter School) Series 2018A 5.50%, 05/01/2048(a)	500	530,665
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) 5.00%, 06/01/2052(a)	2,260	2,348,524
Series 2017A 5.00%, 06/01/2047(a)	725	755,573
Metropolitan Transportation Authority Series 2014D 5.00%, 11/15/2039	4,000	4,276,000
Series 2018B 5.00%, 11/15/2026	2,160	2,432,225
Series 2019F 5.00%, 11/15/2022	2,000	2,103,120
Series 2020C 5.25%, 11/15/2055	8,390	9,559,063
Monroe County Industrial Development Corp./NY (True North Rochester Prep Charter School) 5.00%, 06/01/2040(a) (b)	1,265	1,496,090
New York City Housing Development Corp. Series 2017E 1.50%, 05/01/2022	230	234,549
New York State Dormitory Authority (Montefiore Obligated Group) Series 2018 5.00%, 08/01/2034	750	907,260
Series 2020 4.00%, 09/01/2045	500	550,395

		26,505,734

North Carolina – 1.7%
North Carolina Central University 4.00%, 04/01/2049	2,270	2,460,907
5.00%, 04/01/2044	2,500	2,968,375

		5,429,282

	Principal Amount (000)	U.S. $ Value

Ohio – 3.2%
American Municipal Power, Inc. Series 2019A 5.00%, 02/15/2044	$2,150	$2,671,160
County of Cuyahoga/OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	4,365	4,888,757
5.25%, 02/15/2047	1,500	1,703,160
County of Darke OH (Wayne Hospital Co. Obligated Group) Series 2019A 5.00%, 09/01/2049	690	740,294

		10,003,371

Oklahoma – 1.7%
Oklahoma County Finance Authority (Oklahoma County Independent School District No. 52 Midwest City-Del City) Series 2018 5.00%, 10/01/2024	1,120	1,326,976
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018B 5.50%, 08/15/2057	3,365	3,992,404

		5,319,380

Oregon – 0.4%
Tri-County Metropolitan Transportation District of Oregon Series 2017A 5.00%, 10/01/2026	865	1,091,734
Series 2018A 5.00%, 10/01/2029	250	323,737

		1,415,471

Pennsylvania – 10.5%
Capital Region Water Water Revenue Series 2018 5.00%, 07/15/2025-07/15/2026	1,510	1,827,651
City of Philadelphia PA Water & Wastewater Revenue Series 2018A 5.00%, 10/01/2048	3,050	3,789,015
Series 2019B 5.00%, 11/01/2049	3,095	3,927,307
Series 2020A 5.00%, 11/01/2045(b)	5,000	6,491,900
Delaware County Authority (Elwyn Obligated Group) Series 2017 5.00%, 06/01/2037	825	844,091

	Principal Amount (000)	U.S. $ Value

Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2032-07/01/2034	$1,115	$1,295,579
Philadelphia Authority for Industrial Development (City of Philadelphia PA) Series 2018 5.00%, 05/01/2036-05/01/2038	4,010	4,763,154
AGM Series 2017 5.00%, 12/01/2035	200	246,774
Pittsburgh Water & Sewer Authority AGM Series 2019A 5.00%, 09/01/2044	2,000	2,539,980
School District of the City of Erie (The) AGM Series 2019A 5.00%, 04/01/2031	405	530,279
AGM Series 2019C 5.00%, 04/01/2028-04/01/2029	2,850	3,731,741
State Public School Building Authority (Community College of Philadelphia Foundation) BAM Series 2018 5.00%, 06/15/2021	1,000	1,038,560
Wilkes-Barre Area School District/PA BAM 5.00%, 04/15/2059	1,620	1,991,272

		33,017,303

Rhode Island – 3.3%
Providence Public Building Authority (City of Providence RI Lease) AGM Series 2020A 5.00%, 09/15/2030-09/15/2031	8,000	10,422,346

Texas – 0.4%
El Paso County Hospital District Series 2017 5.00%, 08/15/2037	370	417,249
Newark Higher Education Finance Corp. (Austin Achieve Public Schools, Inc.) Series 2018 5.00%, 06/15/2048	735	748,348

		1,165,597

Utah – 1.3%
Ogden City School District Municipal Building Authority (Ogden City School District) Series 2018 5.00%, 01/15/2038	3,490	4,184,510

Washington – 1.2%
Pend Oreille County Public Utility District No. 1 Box Canyon Series 2018 5.00%, 01/01/2044	3,600	3,934,188

	Principal Amount (000)	U.S. $ Value

West Virginia – 1.6%
Morgantown Utility Board, Inc. BAM Series 2018B 5.00%, 12/01/2043	$2,555	$3,178,829
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) Series 2017A 5.00%, 06/01/2047	1,775	2,037,700

		5,216,529

Wisconsin – 3.4%
Milwaukee Redevelopment Authority (Milwaukee Public Schools Lease) Series 2017 5.00%, 11/15/2025	200	245,592
Wisconsin Health & Educational Facilities Authority (Hmong American Peace Academy Ltd.) 5.00%, 03/15/2050	1,175	1,388,439
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(a)	4,230	4,497,463
Wisconsin Public Finance Authority (NC A&T Real Estate Foundation LLC) 5.00%, 06/01/2044	4,450	4,630,136

		10,761,630

Total Long-Term Municipal Bonds (cost $258,804,117)		271,980,584

Short-Term Municipal Notes – 0.6%

California – 0.6%
California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2018C 0.496% (LIBOR 1 Month + 0.38%), 08/01/2047(c) (cost $2,000,000)	2,000	1,985,560

Total Municipal Obligations (cost $260,804,117)		273,966,144

CORPORATES - INVESTMENT GRADE – 5.1%

Industrial – 3.1%

Consumer Cyclical - Other – 1.1%
Conservation Fund A Nonprofit Corp. (The) Series 2019 3.474%, 12/15/2029	3,267	3,570,164

Consumer Non-Cyclical – 0.4%
YMCA of Greater New York Series 2020 2.21%, 08/01/2020	650	650,000
Series 2018 3.985%, 08/01/2022	500	518,150

		1,168,150

	Principal Amount (000)	U.S. $ Value

Other Industrial – 1.0%
Howard University Series 2020 2.516%, 10/01/2025	$1,000	$1,067,240
2.291%, 10/01/2026	1,000	1,019,970
1.991%, 10/01/2025	1,000	1,014,740

		3,101,950

Services – 0.6%
Ford Foundation (The) Series 2020 2.415%, 06/01/2050	1,595	1,706,187

		9,546,451

Financial Institutions – 2.0%

Finance – 2.0%
BlueHub Loan Fund, Inc. Series 2020 3.099%, 01/01/2030	1,000	1,027,699
Low Income Investment Fund Series 2019 3.711%, 07/01/2029	5,000	5,356,427

		6,384,126

Total Corporates - Investment Grade (cost $15,012,001)		15,930,577

	Shares

SHORT-TERM INVESTMENTS – 9.5%
Investment Companies – 9.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.11%(d) (e) (f) (cost $29,978,704)	29,978,704	29,978,704

Total Investments – 101.3% (cost $305,794,822)(g)		319,875,425
Other assets less liabilities – (1.3)%		(4,121,455)

Net Assets – 100.0%		$315,753,970

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the aggregate market value of these securities amounted to $35,829,355 or 11.3% of net assets.

(b)	When-Issued or delayed delivery security.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2020.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.

(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of July 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $15,258,535 and gross unrealized depreciation of investments was $(1,177,932), resulting in net unrealized appreciation of $14,080,603.

As of July 31, 2020, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 15.6% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

COP – Certificate of Participation

DOT – Department of Transportation

LIBOR – London Interbank Offered Rate

AB Impact Municipal Income Shares

July 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$271,980,584	$—	$271,980,584
Short-Term Municipal Notes	—	1,985,560	—	1,985,560
Corporates – Investment Grade	—	15,930,577	—	15,930,577
Short-Term Investments	29,978,704	—	—	29,978,704
Total Investments in Securities	29,978,704	289,896,721	—	319,875,425
Other Financial Instruments(a)	—	—	—	—

Total	$29,978,704	$289,896,721	$—	$319,875,425

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended July 31, 2020 is as follows:

Fund	Market Value 04/30/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$15,950	$52,940	$38,911	$29,979	$9